CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018	Apr. 24, 2018
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT)
Preference shares, par value	$ 0.00267	$ 0.00267
Ordinary shares, par value	$ 0.00267	$ 0.00267	$ 0.001